Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	114 Months Ended	117 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000155940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.33%	21.89%	10.98%		9.94%
C000163604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.24%	21.61%	10.69%		9.67%
C000155941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.41%	21.98%	11.04%		10.00%
C000159049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.40%	26.34%	14.58%	13.34%
C000159048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	10.24%	25.96%	14.30%	13.06%
C000159050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	10.42%	26.38%	14.63%	13.39%
C000159052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.40%	19.01%	9.94%	9.40%
C000159051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.28%	18.69%	9.67%	9.14%
C000159053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.42%	19.07%	9.99%	9.44%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	10.42%	26.32%	14.60%	13.37%	12.95%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	9.41%	21.99%	11.02%		9.98%
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	5.47%	19.08%	9.98%	9.43%